Average Annual Total Returns - (Eaton Vance Series Trust II) - (Parametric Tax-Managed Emerging Markets Fund)		12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Average Annual Total Return (for the calendar periods ended December 31, 2024)
MSCI Emerging Markets Index (reflects net dividends, which reflect the deduction of withholding taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.50%	1.70%	3.63%
Class I
Prospectus [Line Items]
Average Annual Return, Percent		4.92%	2.17%	2.70%
Class I | Return After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.46%	0.94%	1.96%
Class I | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent		3.32%	1.83%	2.29%